SEGMENT INFORMATION - Summary of Financial Position (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Statement of financial position items:
Total assets	R$ 139,865,382	R$ 134,484,992
Cash and cash equivalents	14,658,481	13,301,716	[1]	R$ 16,174,130	[1]	R$ 13,642,918
Marketable securities	3,503,961	22,099,766
Trade receivables	3,444,636	3,927,542
Derivative financial instruments	2,546,799	4,151,752
Inventories	1,792,714	1,869,059
Sectorial financial assets	548,700	342,333
Other financial assets	3,113	89,238
Other current assets	5,010,457	2,890,167
Other non-current assets	8,570,700	7,363,106
Investments in associates	17,611,369	2,913,943
Investment in joint ventures	11,742,442	11,221,356		10,936,663
Biological assets		9,992
Investment property	15,976,126	14,103,060
Contract asset	1,052,105	1,118,715
Right-of-use assets	9,513,518	8,012,869
Property, plant and equipment	21,239,974	18,948,436
Intangible assets	22,650,287	22,121,942
Liabilities	(88,884,202)	(86,315,593)
Loans, borrowings and debentures	(56,904,654)	(52,987,216)		(45,659,037)
Derivative financial instruments - liabilities	(3,415,145)	(5,290,932)
Trade payables	(4,184,525)	(4,379,851)
Employee benefits payables	(829,329)	(659,521)
Sectorial financial liabilities	(1,810,698)	(1,616,616)
Other current liabilities	(4,473,209)	(4,620,820)
Leases	(5,275,794)	(3,532,158)
Other non-current liabilities	(11,990,848)	(13,228,479)
Total assets (net of liabilities) allocated by segment	50,981,180	48,169,399		28,870,022		20,818,867
Advance by suppliers with financial institutions	4,184,525	4,379,851
Shareholders' equity attributable to:
Controlling shareholders	20,955,307	20,653,167
Non-controlling interests	30,025,873	27,516,232		14,129,085
Total shareholders' equity	50,981,180	48,169,399		R$ 28,870,022		R$ 20,818,867
Operating segments [member] | Raízen
Statement of financial position items:
Total assets	130,158,484	109,894,718
Cash and cash equivalents	7,915,876	4,902,800
Marketable securities	349,584	126,206
Trade receivables	13,438,430	10,316,720
Derivative financial instruments	10,888,050	7,023,284
Inventories	17,310,692	16,043,114
Sectorial financial assets
Other financial assets	103,774	230,780
Other current assets	8,478,292	10,285,568
Other non-current assets	13,957,596	8,938,318
Investments in associates
Investment in joint ventures	1,321,982	1,371,430
Biological assets	3,818,316	3,254,850
Investment property
Contract asset	3,108,696	3,297,856
Right-of-use assets	9,645,522	9,556,152
Property, plant and equipment	30,144,420	25,210,448
Intangible assets	9,677,254	9,337,192
Liabilities	(102,855,068)	(83,814,462)
Loans, borrowings and debentures	(39,634,986)	(33,551,302)
Derivative financial instruments - liabilities	(7,870,706)	(4,909,074)
Trade payables	(20,150,654)	(18,789,160)
Employee benefits payables	(966,452)	(837,208)
Sectorial financial liabilities
Other current liabilities	(10,642,734)	(7,176,122)
Leases	(11,304,874)	(10,568,042)
Other non-current liabilities	(12,284,662)	(7,983,554)
Total assets (net of liabilities) allocated by segment	27,303,416	26,080,256
Shareholders' equity attributable to:
Controlling shareholders	26,561,384	22,507,108
Non-controlling interests	742,032	3,573,148
Total shareholders' equity	27,303,416	26,080,256
Operating segments [member] | Compass [member]
Statement of financial position items:
Total assets	28,836,504	25,122,185
Cash and cash equivalents	3,931,532	3,403,634
Marketable securities	800,267	578,358
Trade receivables	1,550,973	1,931,205
Derivative financial instruments	175,655	391,863
Inventories	292,335	133,881
Sectorial financial assets	548,700	342,333
Other financial assets	2,423	277
Other current assets	1,553,524	1,037,586
Other non-current assets	1,166,991	897,654
Investments in associates	1,630,124	2,525,292
Investment in joint ventures
Biological assets
Investment property
Contract asset	1,041,421	1,110,335
Right-of-use assets	1,588,292	83,059
Property, plant and equipment	1,255,012	671,573
Intangible assets	13,299,255	12,015,135
Liabilities	(20,042,882)	(16,515,402)
Loans, borrowings and debentures	(10,017,150)	(8,278,839)
Derivative financial instruments - liabilities	(360,784)	(400,351)
Trade payables	(1,534,041)	(1,842,810)
Employee benefits payables	(301,560)	(193,585)
Sectorial financial liabilities	(1,810,698)	(1,616,616)
Other current liabilities	(1,703,128)	(779,928)
Leases	(1,636,943)	(76,606)
Other non-current liabilities	(2,678,578)	(3,326,667)
Total assets (net of liabilities) allocated by segment	8,793,622	8,606,783
Shareholders' equity attributable to:
Controlling shareholders	5,798,294	5,738,714
Non-controlling interests	2,995,328	2,868,069
Total shareholders' equity	8,793,622	8,606,783
Operating segments [member] | Moove [member]
Statement of financial position items:
Total assets	7,284,919	8,081,113
Cash and cash equivalents	773,552	865,370
Marketable securities	77,814	62,919
Trade receivables	1,101,854	1,101,336
Derivative financial instruments
Inventories	1,284,773	1,509,357
Sectorial financial assets
Other financial assets	690	450
Other current assets	193,836	405,314
Other non-current assets	209,823	297,616
Investments in associates	2
Investment in joint ventures
Biological assets
Investment property
Contract asset	10,684	8,380
Right-of-use assets	195,953	170,120
Property, plant and equipment	755,955	805,377
Intangible assets	2,679,983	2,854,874
Liabilities	(4,964,798)	(5,731,853)
Loans, borrowings and debentures	(2,207,028)	(2,862,154)
Derivative financial instruments - liabilities	(742)	(18,146)
Trade payables	(1,494,568)	(1,602,936)
Employee benefits payables	(147,313)	(112,590)
Sectorial financial liabilities
Other current liabilities	(336,080)	(397,704)
Leases	(198,964)	(166,651)
Other non-current liabilities	(580,103)	(571,672)
Total assets (net of liabilities) allocated by segment	2,320,121	2,349,260
Shareholders' equity attributable to:
Controlling shareholders	1,624,273	1,647,259
Non-controlling interests	695,848	702,001
Total shareholders' equity	2,320,121	2,349,260
Operating segments [member] | Rumo [member]
Statement of financial position items:
Total assets	49,238,439	45,951,748
Cash and cash equivalents	7,233,993	7,385,421
Marketable securities	1,396,107	840,061
Trade receivables	556,298	578,324
Derivative financial instruments	1,561,493	874,843
Inventories	215,605	225,813
Sectorial financial assets
Other financial assets
Other current assets	841,417	724,415
Other non-current assets	3,528,375	3,385,624
Investments in associates	312,302	381,469
Investment in joint ventures	48,566
Biological assets
Investment property
Contract asset
Right-of-use assets	7,703,754	7,732,284
Property, plant and equipment	19,176,386	17,049,188
Intangible assets	6,664,143	6,774,306
Liabilities	(33,367,447)	(30,541,294)
Loans, borrowings and debentures	(18,964,841)	(16,758,088)
Derivative financial instruments - liabilities	(1,471,795)	(1,412,945)
Trade payables	(1,084,931)	(746,433)
Employee benefits payables	(318,550)	(296,833)
Sectorial financial liabilities
Other current liabilities	(1,583,216)	(1,786,009)
Leases	(3,406,843)	(3,254,011)
Other non-current liabilities	(6,537,271)	(6,286,975)
Total assets (net of liabilities) allocated by segment	15,870,992	15,410,454
Shareholders' equity attributable to:
Controlling shareholders	4,766,403	4,613,308
Non-controlling interests	11,104,589	10,797,146
Total shareholders' equity	15,870,992	15,410,454
Operating segments [member] | Radar [member]
Statement of financial position items:
Total assets	16,972,327	14,830,918
Cash and cash equivalents	39,946	25,582
Marketable securities	239,361	217,061
Trade receivables	234,801	314,834
Derivative financial instruments
Inventories
Sectorial financial assets
Other financial assets
Other current assets	375,716	74,623
Other non-current assets	14,378	7,643
Investments in associates	88,656	74,505
Investment in joint ventures
Biological assets		9,992
Investment property	15,976,126	14,103,060
Contract asset
Right-of-use assets	3,319	3,584
Property, plant and equipment	24	34
Intangible assets
Liabilities	(797,712)	(1,446,694)
Loans, borrowings and debentures
Derivative financial instruments - liabilities
Trade payables	(68,422)	(71,684)
Employee benefits payables
Sectorial financial liabilities
Other current liabilities	(182,298)	(905,816)
Leases	(3,502)	(3,708)
Other non-current liabilities	(543,490)	(465,486)
Total assets (net of liabilities) allocated by segment	16,174,615	13,384,224
Shareholders' equity attributable to:
Controlling shareholders	5,023,574	4,187,415
Non-controlling interests	11,151,041	9,196,809
Total shareholders' equity	16,174,615	13,384,224
Unallocated amounts [member] | Cosan Corporate [member]
Statement of financial position items:
Total assets	56,033,366	57,994,289
Cash and cash equivalents	2,679,458	1,621,709
Marketable securities	990,412	20,401,367
Trade receivables	710	1,843
Derivative financial instruments	809,651	2,885,046
Inventories	1	8
Sectorial financial assets
Other financial assets		88,511
Other current assets	3,152,651	1,690,662
Other non-current assets	3,832,013	3,041,082
Investments in associates	32,792,891	16,118,992
Investment in joint ventures	11,693,876	11,221,356
Biological assets
Investment property
Contract asset
Right-of-use assets	22,200	23,822
Property, plant and equipment	52,597	422,264
Intangible assets	6,906	477,627
Liabilities	(30,999,008)	(33,389,294)
Loans, borrowings and debentures	(25,715,635)	(25,088,135)
Derivative financial instruments - liabilities	(1,581,824)	(3,459,490)
Trade payables	(2,563)	(115,988)
Employee benefits payables	(61,906)	(56,513)
Sectorial financial liabilities
Other current liabilities	(1,239,688)	(1,235,770)
Leases	(29,542)	(31,182)
Other non-current liabilities	(2,367,850)	(3,402,216)
Total assets (net of liabilities) allocated by segment	25,034,358	24,604,995
Shareholders' equity attributable to:
Controlling shareholders	20,955,291	20,652,788
Non-controlling interests	4,079,067	3,952,207
Total shareholders' equity	25,034,358	24,604,995
Deconsolidation of joint venture [member]
Statement of financial position items:
Total assets	(130,158,484)	(109,894,718)
Cash and cash equivalents	(7,915,876)	(4,902,800)
Marketable securities	(349,584)	(126,206)
Trade receivables	(13,438,430)	(10,316,720)
Derivative financial instruments	(10,888,050)	(7,023,284)
Inventories	(17,310,692)	(16,043,114)
Sectorial financial assets
Other financial assets	(103,774)	(230,780)
Other current assets	(8,478,292)	(10,285,568)
Other non-current assets	(13,957,596)	(8,938,318)
Investments in associates
Investment in joint ventures	(1,321,982)	(1,371,430)
Biological assets	(3,818,316)	(3,254,850)
Investment property
Contract asset	(3,108,696)	(3,297,856)
Right-of-use assets	(9,645,522)	(9,556,152)
Property, plant and equipment	(30,144,420)	(25,210,448)
Intangible assets	(9,677,254)	(9,337,192)
Liabilities	102,855,068	83,814,462
Loans, borrowings and debentures	39,634,986	33,551,302
Derivative financial instruments - liabilities	7,870,706	4,909,074
Trade payables	20,150,654	18,789,160
Employee benefits payables	966,452	837,208
Sectorial financial liabilities
Other current liabilities	10,642,734	7,176,122
Leases	11,304,874	10,568,042
Other non-current liabilities	12,284,662	7,983,554
Total assets (net of liabilities) allocated by segment	(27,303,416)	(26,080,256)
Shareholders' equity attributable to:
Controlling shareholders	(26,561,384)	(22,507,108)
Non-controlling interests	(742,032)	(3,573,148)
Total shareholders' equity	(27,303,416)	(26,080,256)
Elimination of intersegment amounts [member]
Statement of financial position items:
Total assets	(18,500,173)	(17,495,261)
Cash and cash equivalents
Marketable securities
Trade receivables
Derivative financial instruments
Inventories
Sectorial financial assets
Other financial assets
Other current assets	(1,106,687)	(1,042,433)
Other non-current assets	(180,880)	(266,513)
Investments in associates	(17,212,606)	(16,186,315)
Investment in joint ventures
Biological assets
Investment property
Contract asset
Right-of-use assets
Property, plant and equipment
Intangible assets
Liabilities	1,287,645	1,308,944
Loans, borrowings and debentures
Derivative financial instruments - liabilities
Trade payables
Employee benefits payables
Sectorial financial liabilities
Other current liabilities	571,201	484,407
Leases
Other non-current liabilities	716,444	824,537
Total assets (net of liabilities) allocated by segment	(17,212,528)	(16,186,317)
Shareholders' equity attributable to:
Controlling shareholders	(17,212,528)	(16,186,317)
Non-controlling interests
Total shareholders' equity	R$ (17,212,528)	R$ (16,186,317)

[1]	Amounts after the reclassification of the discontinued operation.